[TRANSAMERICA LIFE INSURANCE COMPANY LETTERHEAD]

October 6, 2008




VIA EDGARLINK

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549

         Re:      Transamerica Life Insurance Company
                  Separate Account VUL-1
                  Initial Registration Statement on Form S-6
                  (File No. 333-153797)

Commissioners:

         On behalf of Transamerica Life Insurance Company ("Company") and Separate Account VUL-1 ("Separate Account"), I hereby certify that the form of prospectus supplement dated October 1, 2008 that would have been filed pursuant to paragraph (b) of Rule 497 would not have differed from that contained in the above-referenced initial registration statement on Form S-6 for the Separate Account. That initial registration statement was filed electronically with the Commission on October 2, 2008.

         Please call the undersigned at (727) 299-1635 if you have any questions or comments regarding this transmittal.



                                   Sincerely,





                                Steven R. Shepard
                    Vice President, Division General Counsel
                              & Assistant Secretary